Share Capital	9 Months Ended	12 Months Ended
	Jul. 31, 2025	Oct. 31, 2024
Share Capital [Abstract]
Share Capital
6.	Share Capital

a.	The Company’s authorized share capital is unlimited common shares without par value share. As of July 31, 2025, 5,379,441 (October 31, 2024 - 4,265,186) common shares were issued and outstanding.

b.	On November 28, 2023, the Company effected a 1-for-30 share consolidation of its issued and outstanding common shares. All share amounts and instruments convertible into common shares prior to the date of the reverse share splits have been retroactively restated for all periods presented.

c.	Share transactions during the nine months ended July 31, 2025:

(i)	During the nine months ended July 31, 2025, the Company issued 803,867 common shares in respect of restricted share units (“RSUs”) that had been fully vested. The RSUs had an aggregate fair value of $964,836 at the time of issuance.

(ii)	Between December 16, 2024, and December 27, 2024, April 2023 Warrants, September 2023 Warrants and January 2024 Warrants were exercised into 310,388 shares, resulting in gross proceeds of $441,577.

d.	Share transactions during the nine months ended July 31, 2024:

(i)	On November 6, 2023, 45 common shares with a fair value of $117 were issued to providers of investor services in payment of services.

(ii)	During the three months ended January 31, 2024, April 2023 Warrants and September 2023 Warrants were exercised for 1,062,188 shares, resulting in gross proceeds of $3,498,032.

(iii)

On January 16, 2024, the Company completed a registered direct offering and concurrent private placement of (i) 1,468,000 Common Shares, (ii) 32,000 pre-funded warrants to purchase 32,000 Common Shares (“January 2024 Warrants”) and (iii) 1,500,000 unregistered common warrants (“Warrants”) to purchase 1,500,000 Common Shares. The January 2024 Warrants are immediately exercisable at an exercise price of $0.0001 per Common Share and will not expire until exercised in full. The Warrants have an exercise price of $1.60 per Common Share (after giving effect to adjustments and subject to further adjustments as set forth therein), are immediately exercisable, and expire five years from the date of issuance. These Warrants include a cashless exercise provision and repricing provisions, under certain circumstances (“the January 2024 Offering”). The gross proceeds from the January 2024 Offering were approximately $2.4 million before deducting offering expenses. Net proceeds from the offering were $1,824,773. On January 17, 2024, the pre-funded warrants were exercised.

(iv)	On February 19, 2024, 44 common shares with a fair value of $68 were issued to providers of investor services in payment of services.

(v)	During the three months ended April 30, 2024, April 2023 Warrants, September 2023 Warrants and January 2024 Warrants were exercised into 131,914 shares, for gross proceeds of $157,918.

(vi)	On April 3, 2024, 9,000 common shares were issued in respect of RSU’s that had been fully vested. The RSU’s had a fair value of $11,935 at the time of issuance.

(vii)	On May 9, 2024, 88 common shares with a fair value of $127 were issued to providers of investor services in payment of services.

(viii)	On June 17, 2024, 162,970 common shares were issued in respect of RSU’s that had been fully vested. The RSU’s had a fair value of $243,003 at the time of issuance.

(ix)	During the period between June 20, 2024 and July 16, 2024, April 2023 Warrants, September 2023 Warrants and January 2024 Warrants were exercised into 306,172 shares, for gross proceeds of $402,206.

(ix)	On July 4, 2024, 64,617 common shares with a fair value of $103,387 were issued to providers of investor services in payment of services.

(xi)	During the period between July 4, 2024 and July 8, 2024, 134,868 common shares were issued in respect of RSU’s that had been fully vested. The RSU’s had a fair value of $256,252 at the time of issuance.

8.	Share Capital

a.	The Company’s authorized share capital is an unlimited number of common shares without par value share. As of October 31, 2024, 4,265,186 (as of October 31, 2023 – 607,337) common shares were issued and outstanding.

b.	On September 30, 2022 and November 28, 2023, the Company effected 1-for-30 share consolidations of its issued and outstanding common shares. All share amounts and instruments convertible into common shares prior to the date of the reverse share splits have been retroactively restated for all periods presented.

c.	Share transactions during the year ended October 31, 2024:

(i)	On November 6, 2023, 45 common shares with a fair value of $117 were issued to providers of investor services in payment of services.

(ii)	Between December 1, 2023 and December 11, 2023, April 2023 Warrants and September 2023 Warrants were exercised into 1,062,188 common shares, resulting in gross proceeds of $3,498,032.

(iii)	On January 16, 2024, the Company completed a registered direct offering and concurrent private placement of (i) 1,468,000 Common Shares, (ii) 32,000 pre-funded warrants to purchase 32,000 Common Shares and (iii) 1,500,000 unregistered common warrants to purchase 1,500,000 Common Shares. The pre-funded warrants are immediately exercisable at an exercise price of $0.0001 per Common Share and will not expire until exercised in full. The unregistered common warrants have an exercise price of $1.60 per Common Share (after giving effect to adjustments and subject to further adjustments as set forth therein), are immediately exercisable, and expire five years from the date of issuance. These warrants include a cashless exercise provision and repricing provisions, under certain circumstances (“the January 2024 Offering”). The gross proceeds from the January 2024 Offering were approximately $2.4 million before deducting estimated offering expenses. Net proceeds from the offering were $1,824,773. On January 17, 2024, the pre-funded warrants were exercised.

(iv)	On February 19, 2024, 44 common shares with a fair value of $68 were issued to providers of investor services in payment of services.

(v)	During the period between February 26, 2024 and March 26, 2024, April 2023 Warrants, September 2023 Warrants and January 2024 Warrants were exercised into 131,914 common shares, for gross proceeds of $157,918.

(vi)	On April 3, 2024, 9,000 common shares were issued in respect of RSU’s that had been fully vested. The RSU’s had a fair value of $11,935 at the time of issuance.

(vii)	On May 9, 2024, 88 common shares with a fair value of $127 were issued to providers of investor services in payment of services.

(viii)	On June 17, 2024, 162,970 common shares were issued in respect of RSU’s that had been fully vested. The RSU’s had a fair value of $243,003 at the time of issuance.

(ix)	During the period between June 20, 2024 and July 16, 2024, April 2023 Warrants, September 2023 Warrants and January 2024 Warrants were exercised into 306,172 common shares, for gross proceeds of $402,206.
(xi)	On July 4, 2024, 64,617 common shares with a fair value of $98,218 were issued to providers of investor services in payment of services.

(xii)	During the period between July 4, 2024 and July 8, 2024, 134,868 common shares were issued in respect of RSU’s that had been fully vested. The RSU’s had a fair value of $256,252 at the time of issuance.

(xiii)	On August 12, 2024, April 2023 Warrants and September 2023 Warrants were exercised into 69,592 common shares, for gross proceeds of $74,999.

(xiv)	During the period between September 5, 2024 and September 19, 2024, 22,500 common shares were issued in respect of RSU’s that had been fully vested. The RSU’s had a fair value of $30,645 at the time of issuance.

(xv)	On October 31, 2024, 193,851 common shares with a fair value of $269,453 were issued to providers of investor services in payment of services.

d.	Share transactions during the year ended October 31, 2023:

(i)	On November 14, 2022, the Company completed an underwritten public offering of 38,462 common shares at a price to the public of $195.00 per share, for aggregate gross proceeds of $7.5 million, prior to deducting underwriting discounts and offering expenses. The offering closed on November 17, 2022. Net proceeds from the offering were $6,363,906.

In addition, the Company granted Aegis Capital Corp. (“Aegis”), who acted as the underwriters for the deal, a 45-day option to purchase up to 5,769 additional common shares, equal to 15% of the number of common shares sold in the offering solely to cover over-allotments, if any (“Over-Allotment”). The public purchase price per additional common share would have been $195.00 per share. The Over-Allotment was not exercised.

Aegis received 1,923 underwriter warrants, each such warrant entitling the agents to receive one common share upon payment of $243.75 per share, exercisable six months after the commencement of sales of this offering and expiring on a date which is no more than five years after the commencement of sales of the offering. The fair value of the underwriter warrants of $337,579 were accounted for as an issuance cost within the share-based payment reserve. The fair value of the underwriters warrants was estimated using the Black-Scholes option pricing model assuming no expected dividends or forfeitures and the following weighted average assumptions:

Risk-free interest rate	1.43%
Expected life (in years)	5
Expected volatility	150%

In connection with the offering, the Company’s common shares were approved for listing on the Nasdaq and began trading on the Nasdaq (in addition to the CSE) under the symbol “CMND” on November 15, 2022.

Following the public offering and pursuant to the Xylo SPA (see note 8e(iii)), Xylo was entitled to receive 1,494 common shares and 75 warrants pursuant to an anti-dilution clause included in the agreement signed between the Company and Xylo on June 29, 2022. The anti-dilution feature was recorded as a derivative liability as of October 31, 2022. On May 23, 2023, the Company issued the 1,494 common shares and 75 warrants to Xylo. The fair value of the issuance ($296,845) was recorded in shareholder equity against the extinguishment of the derivative liability.

(ii)	On January 16, 2023, 161 common shares were issued in respect of RSU’s that had been fully vested. The RSU’s had a fair value of $39,975 at the time of issuance.

On February 22, 2023, 400 common shares were issued in respect of fully vested RSU’s that had been fully vested. The RSU’s had a fair value of $110,096 at the time of issuance.

(iii)	On April 6, 2023, the Company completed an underwritten public offering of 103,249 common shares at a price to the public of $23.40 per share and pre-funded warrants to purchase 46,942 common shares at a price to the public of $23.37 per pre-funded warrant (“Pre-Funded Warrants”), for aggregate gross proceeds of $3.5 million (the “April 2023 Public Offering”). The Pre-Funded Warrants were exercisable at $0.03 into one common share, and all the Pre-Funded Warrants were exercised by April 30, 2023. In addition, each April 2023 Public Offering shareholder and each Pre-Funded Warrant holder received a common warrant, which was immediately exercisable, will expire five years from the date of issuance and have an exercise price of $23.40 per common share (“April 2023 Public Offering Warrant”). The April 2023 Public Offering warrants include a cashless exercise provision and repricing provisions under certain circumstances, that also includes a potential change in the number of shares to be issued for each warrant depending on the change in the exercise price of the warrant. Net proceeds from the offering were $2,936,079.

(iv)	On May 23, 2023, 239 common shares with a fair value of $27,965 were issued to consultants and 1,494 common shares with a fair value of $110,000 were issued to providers of investor services in respect of services.

(v)	On June 1, 2023, 245 common shares were issued in respect of RSU’s that had been fully vested. The RSU’s had a fair value of $48,194 at the time of issuance.

(vi)	On July 10, 2023, 597 common shares with a fair value of $10,000 were issued to providers of investor services in respect of services.

(vii)	On August 28, 2023, 585 common shares were issued in respect of RSU’s that had been fully vested. The RSU’s had a fair value of $65,143 at the time of issuance and 44 common shares with a fair value of $607 were issued to providers of investor services in respect of services.

(viii)	On September 18, 2023, the Company completed an underwritten public offering of 225,833 common shares at a price to the public of $9.00 per share and pre-funded warrants to purchase 24,167 common shares at a price to the public of $8.97 per pre-funded warrant (“Pre-Funded Warrants”), for aggregate gross proceeds of $2.25 million (the “September 2023 Public Offering”). The Pre-Funded Warrants were exercisable at $0.03 into one common share, and all the Pre-Funded Warrants were exercised by September 30, 2023. In addition, each September 2023 Public Offering shareholder and each Pre-Funded Warrant holder received a common warrant, which was immediately exercisable, will expire five years from the date of issuance and have an exercise price of $9.00 per common share (“September 2023 Public Offering Warrant”). The September 2023 Public Offering warrants include a cashless exercise provision and repricing provisions under certain circumstances that also includes a potential change in the number of shares to be issued for each warrant depending on the change in the exercise price of the warrant. Net proceeds from the offering were $1,814,193.

(ix)	During the period between October 17, 2023 and October 20, 2023, 784,584 April 2023 Warrants with a fair value of $574,040 were exercised into 119,433 common shares.
e.	Share transactions during the year ended October 31, 2022:

(i)	On November 26, 2021, the Company issued 44 common shares with a fair value of $21,100 to the Chief Science Officer (“CSO”) of the Company.

(ii)	On February 14, 2022, the Company issued 45 common shares with a fair value of $17,584 to the CSO.

(iii)	On February 14, 2022, the Company completed a share purchase agreement with Xylo, whereby the Company issued a total of 2,208 units to Xylo in consideration for $750,000 (“Cash Financing”) and 27,778 common shares of Xylo (“Share Exchange”). Each unit is comprised of one common share and one warrant, with each warrant exercisable for a period of 18 months at CAD$60.00 per share (the “Xylo SPA”). The Xylo SPA contains certain anti-dilution provisions.

Pursuant to the Cash Financing, the Company issued 1,325 units at $720.00 per unit for proceeds of $698,897.

In connection with the Cash Financing, the Company incurred finder’s fees of $69,890, which have been charged to the statement of changes in equity.

Pursuant to the Share Exchange, the Company issued 883 units with a fair value of $455,487, consisting of common shares with a fair value of $372,745 and warrants with a fair value of $82,742. The fair value of the warrants was determined using the Black-Scholes option pricing model with the following assumptions: Risk-free rate of 1.43%, expected life of 1.5 years, and volatility of 107.46%.

In connection with the Share Exchange, the Company incurred finder’s fees of $50,000, which were allocated to the base cost of the shares in Xylo.

On June 29, 2022, the Company signed an amendment to the Xylo Agreement (“Xylo Amended Agreement”), pursuant to which, in the event of an initial public offering, Xylo would receive, in respect of the Cash Financing, for no additional consideration, the number of shares necessary to maintain an ownership percentage of the Company’s shares equal to the level of ownership it had at the time of the Xylo Agreement.

As of October 31, 2022, the Company recorded the fair value of this derivative financial liability in the amount of $290,569 as a current liability.